Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Q1) (Details) - Common Class A [Member] - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Temporary equity shares authorized	500,000,000	500,000,000
Temporary equity par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity, shares issued	918,402	48,300,000	48,300,000
Temporary equity shares outstanding	918,402	48,300,000	48,300,000